Other investments (Tables)	12 Months Ended
Dec. 31, 2023
Other investments
Schedule of other investments

	2023	2022
	US$ in millions
Non-current investments
Financial instruments at fair value through other comprehensive income (*)	893.3	1,358.4
Financial assets at fair value through profit or loss (*)	10.7	11.2
Other	4.7	3.6
	908.7	1,373.2

Current investments
Bank deposits and other financial assets at amortized cost	12.4	2,017.4
Financial assets at fair value through profit or loss (*)	0.5	0.7
Financial instruments at fair value through other comprehensive income (*)	861.2	215.0
	874.1	2,233.1

(*) See also Note 29 in respect of the Group’s exposure to credit, currency, interest rate and fair value risks related to investments.